Loans from Banking Corporations and other Credit Providers (Details) - ILS (₪)	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Less - current maturities	₪ (37,579)	₪ (36,547)
Loans from Banking Corporations and other Credit Providers, Noncurrent	16,218	53,488
Loan from Mizrahi Bank A/c 73959
Debt Instrument [Line Items]
Loans from Banking Corporations and other Credit Providers	₪ 53,797	₪ 90,035